Other income and expenses - Other operating expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Other income and expenses
Currency losses	€ 37		€ 37	€ 2
Expected credit loss allowances on trade receivables	500	€ 122	1,674	462
Other			101
Total other operating expenses	€ 537	€ 122	€ 1,812	€ 464